Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended		68 Months Ended	72 Months Ended	92 Months Ended	104 Months Ended		116 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000018021 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%			1.12%							3.00%
C000018023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.60%			1.32%							3.21%
C000189777 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%			1.46%			3.44%
C000018022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%			(0.31%)							2.14%
C000018024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%			0.11%							1.99%
C000055528 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%			0.61%							2.48%
C000189779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%			1.30%			3.28%
C000131622 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%			1.47%							3.36%
C000236495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.79%	(0.13%)
C000167122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%			6.52%					7.15%
C000167123 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%			6.74%					7.37%
C000167124 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%			4.99%					6.15%
C000167119 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%			5.46%					6.08%
C000167120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%			5.99%					6.61%
C000167121 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%			6.89%					7.52%
C000018025 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%			10.08%							9.61%
C000018027 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%			10.30%							9.84%
C000189780 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.53%			10.47%			12.07%
C000018026 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%			8.52%							8.70%
C000018030 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.88%			9.01%							8.53%
C000018031 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%			9.54%							9.06%
C000189781 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%			10.30%			11.90%
C000131623 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.48%			10.46%							10.00%
C000167113 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%			4.79%				7.25%
C000167114 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%			5.00%				7.47%
C000167115 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%			3.29%				6.25%
C000167116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%			3.74%				6.18%
C000167117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%			4.27%				6.71%
C000167118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%			5.17%				7.63%
C000212502 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%			5.96%	7.39%
C000167125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.64%			10.79%				12.75%
C000167126 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			11.02%				12.98%
C000167127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%			9.22%				11.71%
C000167128 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.44%			9.68%				11.63%
C000167129 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%			10.23%				12.19%
C000167130 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%			11.18%				13.15%
C000018035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%			4.69%							4.62%
C000018037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%			4.90%							4.83%
C000189783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%			5.05%			6.65%
C000018036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%			3.19%							3.74%
C000018040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%			3.65%							3.58%
C000018041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%			4.17%							4.10%
C000189784 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%			4.89%			6.49%
C000131624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%			5.03%							4.98%
C000236496 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%	1.91%
C000018042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%			3.00%							4.94%
C000018043 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%			3.20%							5.13%
C000088079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%			1.54%							4.06%
C000088080 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%			1.99%							3.89%
C000088081 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%			2.49%							4.40%
C000152811 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%			4.28%						4.87%
C000152812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%			5.78%						6.07%
C000018052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%			6.75%							3.25%
C000018053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%			6.95%							3.44%
C000018054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%			5.21%							2.38%
C000018056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%			5.68%							2.22%
C000018057 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%			6.21%							2.74%
C000131625 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%			7.13%							3.61%
C000236497 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%	7.32%
C000205778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%			2.78%		3.42%
C000216231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%		3.29%
C000216232 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.86%		1.62%
C000216233 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%		2.58%
C000216230 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%		3.46%
C000205779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%			4.04%		4.70%
Without Sales Load [Member] | C000018022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%			0.88%							2.75%
Without Sales Load [Member] | C000167124 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%			6.24%					6.88%
Without Sales Load [Member] | C000018026 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.77%			9.82%							9.34%
Without Sales Load [Member] | C000167115 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%			4.52%				6.98%
Without Sales Load [Member] | C000167127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%			10.52%				12.48%
Without Sales Load [Member] | C000018036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%			4.42%							4.36%
Without Sales Load [Member] | C000088079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%			2.75%							4.68%
Without Sales Load [Member] | C000018054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%			6.47%							2.99%
Without Sales Load [Member] | C000216232 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		2.83%
MSCI Emerging Markets [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%			3.20%			4.08%				3.16%
MSCI Emerging Markets (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%			3.20%			4.08%
MSCI Emerging Markets (Inception Date 4/1/22) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%	0.45%
MSCI Emerging Markets (Inception Date 4/7/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%			3.20%					5.92%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%			11.36%							9.28%
MSCI ACWI (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%			11.36%			10.90%
MSCI ACWI ex USA (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%			5.40%				6.76%
MSCI ACWI ex USA (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%			5.40%	5.55%
MSCI ACWI (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%			11.36%				11.41%
MSCI EAFE [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%			5.89%							5.07%
MSCI EAFE Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%			5.18%							5.76%
MSCI EAFE (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%			5.89%			6.26%
MSCI EAFE Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%			5.18%			6.84%
MSCI EAFE (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	5.30%
MSCI EAFE Growth (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%	3.16%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%			5.40%							4.62%
MSCI EAFE (Inception Date 3/19/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%			5.89%						5.10%
MSCI ACWI ex USA (Inception Date 12/6/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%			5.40%		6.81%
MSCI ACWI ex USA (Inception Date 12/3/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%		5.55%
MSCI Emerging Markets Small Cap (Inception Date 4/7/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%			10.08%					7.65%
MSCI ACWI Small Cap (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%			8.64%				9.28%
MSCI ACWI ex USA Small Cap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%			5.09%							5.74%
MSCI EAFE Small Cap (Inception Date 3/19/15) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%			3.66%						5.46%
MSCI EAFE Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%			6.23%							4.14%
MSCI EAFE Value (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	7.35%